UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Unaudited)	6 Months Ended
	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares
OPERATING REVENUES
Total operating revenues	$ 14,138,917	¥ 97,914,825	$ 37,634,950	¥ 252,146,638
COST OF REVENUES
Total Cost of Revenues	(6,924,668)	(47,954,709)	(18,862,693)	(126,376,269)
GROSS PROFIT	7,214,249	49,960,116	$ 18,772,257	125,770,369
OPERATING EXPENSES
Provision for doubtful accounts	(2,265,094)	(15,686,227)		(1,237,282)
Selling expenses	(691,878)	(4,791,392)		(3,363,001)
General and administrative expenses	(1,723,957)	(11,938,748)		(11,214,412)
Research and development expenses	(7,143,388)	(49,469,390)		(75,812,189)
Total operating expenses	(11,824,317)	(81,885,757)		(91,626,884)
INCOME (LOSS) FROM OPERATIONS	(4,610,068)	(31,925,641)		34,143,485
OTHER INCOME
Finance income (expenses), net	260,362	1,803,061		277,487
Other income, net	15,689	108,643		579,850
Total other (expenses) income, net	276,051	1,911,704		857,337
INCOME (LOSS) BEFORE INCOME TAXES	(4,334,017)	(30,013,937)		35,000,822
BENEFIT OF (PROVISION FOR) INCOME TAXES	143,523	993,927		1,669,761
NET INCOME (LOSS)	(4,190,494)	(29,020,010)		36,670,583
Less: Net income (loss) attributable to non-controlling interests	(50,386)	(348,932)		(63,030)
NET INCOME ATTRIBUTABLE TO MICROCLOUD HOLOGRAM INC. ORDINARY SHAREHOLDERS	(4,140,108)	(28,671,078)		36,733,613
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment	443,026	3,068,043		623,643
COMPREHENSIVE INCOME (LOSS)	(3,747,468)	(25,951,967)		37,294,226
Less: Comprehensive income (loss) attributable to non-controlling interests	(50,386)	(348,932)		(63,030)
COMPREHENSIVE INCOME ATTRIBUTABLE TO MICROCLOUD HOLOGRAM INC. ORDINARY SHAREHOLDERS	$ (3,697,082)	¥ (25,603,035)		¥ 37,357,256
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Weighted average number of ordinary shares outstanding - basic	20,071,595	20,071,595	132,000,000	132,000,000
Weighted average number of ordinary shares outstanding - diluted	20,071,595	20,071,595	132,000,000	132,000,000
EARNINGS (LOSS) PER SHARE
Earnings (loss) per share - basic | (per share)	$ (0.21)	¥ (1.43)		¥ 0.28
Earnings (loss) per share - diluted | (per share)	$ (0.21)	¥ (1.43)		¥ 0.28
Products [Member]
OPERATING REVENUES
Total operating revenues	$ 2,980,279	¥ 20,639,028		¥ 86,279,003
COST OF REVENUES
Total Cost of Revenues	(1,999,209)	(13,844,925)		(79,886,145)
Services [Member]
OPERATING REVENUES
Total operating revenues	11,158,638	77,275,797		165,867,635
COST OF REVENUES
Total Cost of Revenues	$ (4,925,459)	¥ (34,109,784)		¥ (46,490,124)